Related Party Transactions - Summary of Dividends Receivable from Investees' Investments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Dividends receivable	R$ 120	R$ 77
Alianca Geracao [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	91	72
Retiro Baixo [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	6	3
Hidreletrica Cachoeirao [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	3
Companhia de Transmissao Centroeste de Minas [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	1
Other subsidiaries [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	R$ 19	R$ 2